Nuclear insurance (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($) item
Nuclear insurance:
Maximum fund for public liability claims arising from a single nuclear incident under Price-Anderson Act	$ 13,700
Maximum insurance coverage provided by American Nuclear Insurers to each nuclear plant	450
Maximum amount that a company could be assessed per incident for each licensed reactor	138
Maximum aggregate amount that a reactor can assess in a calendar period for each incident	$ 20
Number of nuclear reactors in which entity has ownership interest | item	5
Maximum deferred premium amount which the entity could be assessed per incident on the basis of its joint ownership interest in four nuclear reactors	$ 206
Maximum deferred premium amount which the entity could be assessed per calendar year on the basis of its joint ownership interest in four nuclear reactors	$ 31
Period considered for inflation adjustment for maximum assessment per reactor and maximum yearly assessment	5 years
Maximum property damage insurance provided to nuclear generating facilities	$ 1,500
Additional coverage provided for losses in excess of primary coverage	$ 1,250
Deductible waiting period	182 days
Additional coverage for additional costs incurred in obtaining replacement power during a prolonged accidental outage	$ 490
Sublimit for non-nuclear losses	750
Maximum limits for accidental property damage occurring during construction under the policy	2,750
Portion of the current maximum annual assessment for Georgia Power that would be payable by the entity based on ownership share	41
Aggregate payment for claims resulting from terrorist acts in one year period	3,200
Aggregate payment for claims resulting from cyber events in one year period	$ 3,200